INCOME TAXES - Disclosure of Detailed Information About Deferred Tax Assets Expiration (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 627,586	$ 635,084
Unrecognized losses	277,067	254,293
Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,298	2,052
Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	31,322	37,355
Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	21,785	41,286
Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,158	108,513
Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	12,739	11,579
Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	49,174	55,852
Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	82,358	75,381
Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	74,040	153,152
Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	73,648	57,889
Expiration Year 2032 and After [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	114,402	25,447
No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	161,662	$ 66,578
Canadian non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,954
Unrecognized losses	19,954
Canadian non-capital losses [Member] | Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
Canadian non-capital losses [Member] | Expiration Year 2032 and After [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	19,954
Canadian non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	175,996
Unrecognized losses	0
US non-capital losses [Member] | Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	0
US non-capital losses [Member] | Expiration Year 2032 and After [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	14,334
US non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	161,662
Mexican non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	431,636
Unrecognized losses	257,113
Mexican non-capital losses [Member] | Expiration Year 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	2,298
Mexican non-capital losses [Member] | Expiration Year 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	31,322
Mexican non-capital losses [Member] | Expiration Year 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	21,785
Mexican non-capital losses [Member] | Expiration Year 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	4,158
Mexican non-capital losses [Member] | Expiration Year 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	12,739
Mexican non-capital losses [Member] | Expiration Year 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	49,174
Mexican non-capital losses [Member] | Expiration Year 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	82,358
Mexican non-capital losses [Member] | Expiration Year 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	74,040
Mexican non-capital losses [Member] | Expiration Year 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	73,648
Mexican non-capital losses [Member] | Expiration Year 2032 and After [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	80,114
Mexican non-capital losses [Member] | No Expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses	$ 0